Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

16. Share-based Compensation

Share-based compensation for share options and restricted share unit recognized in costs and expenses for the years ended December 31, 2023, 2024 and 2025 are as follows (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,737	798	17
Sales and marketing expenses	1,115	322	—
General and administrative expenses	273	321	—
Technology and product development expenses	588	101	—
Total	3,713	1,542	17

The Group recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2023, 2024 and 2025.

In June 2018, the Company adopted a Share Option Scheme (the “June 2018 Scheme”), which permit the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective dates of the schemes. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the schemes and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the schemes will not be counted for the purpose of calculating the Limit. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years. In June 2022, the shareholders of Phoenix TV and the board of the Company approved the refreshment of the total number of Class A ordinary shares that may be issued upon exercise of all options to be granted under the 2018 share option plan, excluding previously granted, outstanding, cancelled, lapsed or exercised awards.

16. Share-based Compensation (Continued)

A summary of the Company’s share option activities for the years ended December 31, 2023, 2024 and 2025 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2023	41,475,503	0.40	4.8	—
Granted	—	—
Forfeited and expired	(17,378,280)	0.42
Exercised	—	—		—
Outstanding as of December 31, 2023	24,097,223	0.38	5.1	—
Granted	—	—
Forfeited and expired	(2,671,223)	0.45
Exercised	—	—		—
Outstanding as of December 31, 2024	21,426,000	0.37	4.6	—
Granted	—	—
Forfeited and expired	(2,715,000)	0.26
Exercised	—	—		—
Outstanding as of December 31, 2025	18,711,000	0.38	3.6	—
Exercisable as of December 31, 2025	18,711,000	0.38	3.6	—
Vested and expected to vest as of December 31, 2025	18,711,000	0.38	3.6	—

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2025 was calculated as the difference between the Company’s closing stock price of US$1.67 per ADS, or US$0.04 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(w), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying regular dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the U.S. Treasury securities with an estimated country-risk differential as of the valuation date. There were no options granted during the years ended December 31, 2023, 2024 and 2025.

As of December 31, 2025, there was no unrecognized share-based compensation for options, adjusted for estimated forfeitures.